3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
Schedule fo fair value for liabilities measured on a recurring basis
	Fair Value at March 31, 2015

	Level 1	Level 2	Level 3	Total

Public offering warrants	$—	$—	$(365)	$(365)
Series B warrants	—	—	(991)	(991)

Total long-term liabilities at fair value	$—	$—	$(1,356)	$(1,356)

	Fair Value at December 31, 2014

	Level 1	Level 2	Level 3	Total

Public offering warrants	$—	$—	$(587)	$(587)
Series B warrants	—	—	(1,483)	(1,483)

Total long-term liabilities at fair value	$—	$—	$(2,070)	$(2,070)

Description	Level 1	Level 2	Level 3	Total	Asset (Liability) Total	Date
Public Offering warrants	$—	$—	$(587)	$(587)	$(587)	December 31, 2014
Series B Warrants	$—	$—	$(1,483)	$(1,483)	$1,483)	December 31, 2014
Total 2014	$—	$—	$(2,070)	$(2,070)	$(2,070)

Series B Warrants	$—	$—	$1,548)	$(1,548)	$(1,548)	December 31, 2013